Condensed Consolidated Interim Statement of Changes in Equity Statement (Unaudited) - EUR (€) € in Millions	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings
Equity attributable to owners of parent at Dec. 31, 2018	€ 6,564	€ 5	€ 152	€ 287	€ (552)	€ 6,672
Profit after taxes	508					508
Other comprehensive income / (expense)	(15)				(15)
Total comprehensive income	493				(15)	508
Issue of shares during the period	15		15
Equity-settled share-based payment expense	8					8
Share-based payment tax benefits	2					2
Dividends	(290)					(290)
Own shares purchased under share buyback programme	457					457
Equity attributable to owners of parent at Jun. 28, 2019	6,335	5	167	287	(567)	6,443
Increase (decrease) through treasury share transactions, equity	(457)					(457)
Other comprehensive income / (expense)	(15)				(15)
Equity attributable to owners of parent at Dec. 31, 2019	6,156	5	178	287	(449)	6,135
Profit after taxes	126					126
Other comprehensive income / (expense)	(324)				(198)	(126)
Total comprehensive income	(198)				(198)	0
Issue of shares during the period	6		6
Share-based payment tax benefits	(3)					(3)
Own shares purchased under share buyback programme	129					129
Equity attributable to owners of parent at Jun. 26, 2020	5,832	€ 5	€ 184	€ 287	(647)	6,003
Increase (decrease) through treasury share transactions, equity	(129)					(129)
Other comprehensive income / (expense)	€ (324)				€ (198)	€ (126)